Right of use assets	12 Months Ended
Jun. 30, 2020
Right of use assets.
Right of use assets

22Right of use assets

for the year ended 30 June	Land Rm	Building and improvements Rm	Plant, equipment and vehicles Rm	Mineral assets Rm	Total Rm
Carrying amount at 30 June 2019	—	—	—	—	—
Recognition of right of use assets on initial application of IFRS 16	433	6 490	9 118	4	16 045
Adjusted carrying amount at 1 July 2019	433	6 490	9 118	4	16 045
Additions	8	407	3 046	5	3 466
Reclassification to held for sale	(2)	(7)	(1 166)	—	(1 175)
Translation of foreign operations	83	332	1 281	—	1 696
Terminations	—	(14)	(586)	—	(600)
Current year depreciation charge	(25)	(662)	(1 605)	(2)	(2 294)
Net impairment of right of use assets (note 10)	(313)	(100)	(2 909)	—	(3 322)
Carrying amount at 30 June 2020	184	6 446	7 179	7	13 816

Up to and including financial year 2019, Sasol recognised lease assets that were classified as finance leases under IAS 17 Leases as part of Property, Plant and Equipment.

for the year ended 30 June	Land Rm	Building and improvements Rm	Plant, equipment and vehicles Rm	Mineral assets Rm	Total Rm
2020
Cost	523	8 046	10 954	9	19 532
Accumulated depreciation and impairment	(339)	(1 600)	(3 775)	(2)	(5 716)
	184	6 446	7 179	7	13 816

for the year ended 30 June	2020 Rm
Business segmentation
Mining	10
Exploration and Production International	888
Energy	1 941
Base Chemicals	3 430
Performance Chemicals	5 118
Group Functions	2 429
Total operations	13 816

Accounting policies:

IFRS 16 applicable in 2020:

Right of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right of use assets includes:

•the amount of the initial measurement of lease liability;

•any lease payments made at or before the commencement date less any lease incentives received;

•any initial direct costs; and

•restoration costs.

Right of use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the group is reasonably certain to exercise a purchase option, the right of use asset is depreciated over the underlying asset’s useful life. The depreciation charge is recognised in the income statement unless it is capitalised as part of the cost of inventories or assets under construction.

The right of use assets are also subject to impairment. Refer to the accounting policies in the note on Remeasurement items affecting profit or loss.